MFS(R)/SUN LIFE SERIES TRUST

                           CAPITAL APPRECIATION SERIES

                      Supplement to the Current Prospectus

The Capital Appreciation Series Portfolio Manager section of the prospectus is hereby restated as follows:

John E. Lathrop, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1994 and became a portfolio manager of the series effective November 1, 2001.



                The date of this Supplement is November 7, 2001.